UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
July 31, 2017 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 31.4%	Rate (%)		Date	Amount ($)[a]		Value ($)
Argentina - 1.1%
Argentina POM Politica Monetaria,
Sr. Unscd. Notes	ARS	26.25	6/21/20	17,600,000	[b]	1,055,972
Argentine Government,
Unscd. Bonds	ARS	21.20	9/19/18	18,300,000		1,127,888
Banco Macro,
Sr. Unscd. Notes	ARS	17.50	5/8/22	3,000,000		170,236
Banco Supervielle,
Sr. Unscd. Notes	ARS	24.17	8/9/20	4,537,000	[b]	279,859
YPF,
Jr. Sub. Notes		6.95	7/21/27	400,000		405,000
						3,038,955
Australia - .2%
FMG Resources August 2006,
Sr. Scd. Notes		9.75	3/1/22	375,000	[c]	427,013
Austria - .7%
Raiffeisen Bank International,
Sr. Scd. Notes	EUR	6.13	12/31/49	400,000	[b]	482,095
Raiffeisen Bank International,
Sub. Notes	EUR	4.50	2/21/25	1,200,000	[b]	1,521,348
						2,003,443
Bermuda - .7%
Digicel,
Gtd. Notes		6.75	3/1/23	700,000	[c]	672,000
Digicel Group,
Gtd. Notes		8.25	9/30/20	1,300,000		1,251,250
						1,923,250
Brazil - 1.1%
Brazil Notas do Tesouro Nacional,
Bonds, Ser. F	BRL	10.00	1/1/27	2,000,000		650,329
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/21	3,000,000		994,164
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	5,000,000		1,641,238
						3,285,731
Canada - .2%
Kinross Gold,
Gtd. Notes		4.50	7/15/27	565,000	[c]	564,294
Viterra,
Gtd. Notes		5.95	8/1/20	39,000		42,587
						606,881
Chile - .1%
Nova Austral,
Sr. Scd. Bonds		8.25	5/26/21	150,000	[c]	151,908
Colombia - 1.1%
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	1,500,000,000		601,534
Colombian Government,
Sr. Unscd. Bonds		5.00	6/15/45	1,300,000		1,325,350

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 31.4% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Colombia - 1.1% (continued)
Colombian TES,
Unscd. Bonds, Ser. B	COP	7.00	6/30/32	3,700,000,000		1,219,152
						3,146,036
Czech Republic - .2%
EP Energy,
Sr. Scd. Notes	EUR	4.38	5/1/18	539,000		658,204
Denmark - .3%
ISS Global,
Sr. Unscd. Notes	EUR	1.13	1/9/20	800,000		969,045
Egypt - .2%
Egyptian Government,
Sr. Unscd. Notes		7.50	1/31/27	523,000		563,261
El Salvador - .1%
El Salvador Government,
Sr. Scd. Notes		6.38	1/18/27	410,000		373,100
France - .3%
Banque Federative du Credit Mutuel,
Sr. Unscd. Notes		1.80	7/20/20	589,000	[b]	590,103
Societe Generale,
Sub. Notes		1.50	11/29/49	310,000	[b]	250,635
						840,738
Gabon - .3%
Gabonese Government,
Sr. Unscd. Notes		6.38	12/12/24	800,000		784,896
Germany - .6%
Deutsche Bank,
Sr. Unscd. Notes	EUR	1.00	3/18/19	800,000		962,403
Evonik Industries,
Sr. Unscd. Notes	EUR	2.13	7/7/77	246,000	[b]	293,762
Unitymedia,
Scd. Notes	EUR	3.75	1/15/27	400,000		484,163
						1,740,328
Greece - .6%
Greek Government,
Notes, Ser. PSI	EUR	3.00	2/24/37	1,050,000	[b]	896,831
Greek Government,
Sr. Unscd. Notes	EUR	4.38	8/1/22	800,000	[c]	939,461
						1,836,292
Hungary - .2%
Hungarian Government,
Bonds, Ser. 27/A	HUF	3.00	10/27/27	50,100,000		193,507
Hungarian Government,
Sr. Unscd. Notes	HUF	2.75	12/22/26	133,600,000		504,899
						698,406
Iceland - .1%
Arion Banki,
Gtd. Notes	EUR	0.75	6/29/20	358,000		425,944
Indonesia - 1.0%
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR59	IDR	7.00	5/15/27	9,300,000,000		703,878
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/36	20,745,000,000		1,653,886

		Coupon	Maturity	Principal
Bonds and Notes - 31.4% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Indonesia - 1.0% (continued)
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR73	IDR	8.75	5/15/31	4,580,000,000		383,614
						2,741,378
Iraq - .2%
Iraqi Government,
Unscd. Bonds		5.80	1/15/28	500,000		460,351
Ireland - .7%
Avoca,
Ser. 16X, Cl. D	EUR	4.30	7/15/29	400,000	[b]	482,884
European Residential Loan Securities,
Ser. 2016-1, Cl. C	EUR	3.63	1/24/59	500,000	[b]	597,940
Lansdowne Mortgage Securities No 1,
Ser. 1, Cl. A2	EUR	0.00	6/15/45	344,295	[b]	372,988
Taurus,
Ser. 2016, Cl. DE1	EUR	4.25	11/17/26	368,543	[b]	430,551
						1,884,363
Italy - .6%
DECO,
Ser. 2014, Cl. D	EUR	2.62	2/22/26	400,000	[b]	476,543
DECO,
Ser. 2014, Cl. D	EUR	2.40	4/27/27	244,633	[b]	297,547
REITALY Finance,
Ser. 2015-1, Cl. B	EUR	3.15	5/22/27	397,154	[b]	480,012
REITALY Finance,
Ser. 2015-1, Cl. D	EUR	4.70	5/22/27	450,769	[b]	549,097
						1,803,199
Ivory Coast - .4%
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.13	6/15/25	1,040,000		1,258,541
Japan - .3%
SoftBank Group,
Sr. Unscd. Notes		6.88	12/31/49	800,000	[b]	817,100
Kazakhstan - .4%
KazMunayGas National,
Sr. Unscd. Notes		4.75	4/19/27	663,000		660,386
KazMunayGas National,
Sr. Unscd. Notes		5.75	4/19/47	563,000		543,525
						1,203,911
Luxembourg - .3%
SAPPO,
Ser. 2016-2, Cl. D	EUR	1.92	6/25/61	100,000	[b]	117,676
Wind Acquisition Finance,
Gtd. Notes		4.75	7/15/20	200,000		202,750
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	150,000		185,849
Wind Acquisition Finance,
Sr. Scd. Notes		4.75	7/15/20	462,000	[c]	468,353
						974,628
Malaysia - .1%
Malaysian Government,
Sr. Unscd. Notes	MYR	3.42	8/15/22	930,000		213,087

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 31.4% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Mauritius - .2%
HTA Group,
Gtd. Bonds		9.13	3/8/22	500,000		517,600
Mexico - 1.0%
Banco Mercantil del Norte,
Sr. Unscd. Notes		7.63	12/31/49	200,000	[b]	211,060
Mexican Bonos,
Unscd. Bonds, Ser. M	MXN	8.00	11/7/47	9,000,000		555,034
Mexican Bonos,
Unscd. Bonds, Ser. M 20	MXN	7.50	6/3/27	9,000,000		529,040
Petroleos Mexicanos,
Gtd. Notes		6.50	3/13/27	550,000		606,238
Petroleos Mexicanos,
Gtd. Notes		6.75	9/21/47	788,000	[c]	831,498
						2,732,870
Netherlands - 1.3%
Delta Lloyd,
Sub. Notes	EUR	9.00	8/29/42	700,000	[b]	1,107,811
Delta Lloyd,
Sub. Notes	EUR	4.38	12/31/49	620,000	[b]	785,455
GTH Finance,
Gtd. Notes		6.25	4/26/20	200,000		212,088
Mylan,
Sr. Unscd. Notes	EUR	0.17	5/24/20	167,000	[b]	198,111
Petrobras Global Finance,
Gtd. Notes		7.38	1/17/27	550,000		597,025
Petrobras Global Finance,
Gtd. Notes		7.25	3/17/44	500,000		504,375
Royal Bank of Scotland,
Sub. Notes, Ser. B		7.13	10/15/93	300,000		427,791
						3,832,656
Panama - .5%
Carnival,
Gtd. Bonds	EUR	1.13	11/6/19	850,000		1,032,366
McDermott International,
Scd. Notes		8.00	5/1/21	300,000	[c]	307,125
						1,339,491
Peru - .6%
Peruvian Government,
Bonds	PEN	6.15	8/12/32	1,600,000	[c]	507,989
Peruvian Government,
Notes	PEN	6.85	2/12/42	260,000		86,005
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	660,000		225,482
Peruvian Government,
Sr. Unscd. Notes	PEN	6.90	8/12/37	2,500,000		847,000
						1,666,476
Poland - .2%
Polish Government,
Unscd. Bonds, Ser. 727	PLN	2.50	7/25/27	2,200,000		568,332
Romania - .3%
Globalworth Real Estate Investments,
Sr. Unscd. Notes	EUR	2.88	6/20/22	350,000		421,163
Romanian Government,
Sr. Unscd. Notes	RON	5.80	7/26/27	1,400,000		421,225
						842,388

		Coupon	Maturity	Principal
Bonds and Notes - 31.4% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Russia - .9%
Russian Government,
Bonds, Ser. 6211	RUB	7.00	1/25/23	66,100,000		1,063,586
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	56,300,000		896,285
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	35,000,000		562,862
						2,522,733
South Africa - 1.0%
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	19,300,000		1,641,011
South African Government,
Sr. Unscd. Bonds, Ser. R209	ZAR	6.25	3/31/36	18,000,000		974,414
South African Government,
Sr. Unscd. Notes		4.30	10/12/28	244,000		231,879
						2,847,304
Spain - .6%
Banco de Sabadell,
Bonds	EUR	5.63	5/6/26	1,000,000		1,385,041
Santander Consumer Finance,
Sr. Unscd. Notes	EUR	0.75	4/3/19	300,000		360,237
						1,745,278
Tunisia - .2%
Tunisian Government,
Sr. Unscd. Bonds	EUR	5.63	2/17/24	450,000		542,697
Turkey - .4%
Turkish Government,
Sub. Notes	TRY	11.00	2/24/27	1,800,000		532,939
Turkish Government,
Unscd. Notes		6.63	2/17/45	500,000		557,237
						1,090,176
Ukraine - .2%
Ukrainian Government,
Sr. Unscd. Notes		7.75	9/1/24	700,000		700,735
United Kingdom - 6.6%
Annington Finance No 5,
Sr. Scd. Notes	GBP	13.00	1/15/23	294,547		457,121
Barclays Bank,
Bonds	GBP	0.53	5/22/20	621,000	[b]	821,406
Bracken Midco One,
Sr. Unscd. Notes	GBP	10.50	11/15/21	200,000		280,993
CYBG,
Bonds	GBP	5.00	2/9/26	300,000	[b]	406,980
Friends Life Holdings,
Gtd. Notes	GBP	12.00	5/21/21	585,000		1,069,372
Friends Life Holdings,
Gtd. Notes	GBP	8.25	4/21/22	996,000		1,699,836
G4S International Finance,
Gtd. Notes	EUR	2.63	12/6/18	770,000		943,625
Hawksmoor Mortgages,
Ser. 2016-1, Cl. D	GBP	2.85	5/25/53	100,000	[b]	133,543
HSBC Bank,
Jr. Sub. Notes, Ser. 1M		1.75	6/29/49	250,000	[b]	205,852
HSBC Holdings,
Sr. Unscd. Notes	EUR	0.37	9/27/22	510,000	[b]	611,310

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 31.4% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
United Kingdom - 6.6% (continued)
HSBC Holdings,
Sub. Notes	GBP	6.38	10/18/22	350,000	[b]	466,610
Kennedy Wilson Europe Real Estate,
Sr. Unscd. Notes	EUR	3.25	11/12/25	400,000		474,564
Lanark Master Issuer,
Ser. 2016-1, Cl. 1A	GBP	1.35	12/22/54	170,000	[b]	226,117
London Wall Mortgage Capital,
Ser. 2016-FL1, Cl. C	GBP	3.61	8/15/48	100,000	[b]	138,240
MARB BondCo,
Gtd. Notes		7.00	3/15/24	600,000		595,980
Mitchells & Butlers,
Bonds, Ser. C2	GBP	2.16	9/15/34	100,000	[b]	107,778
National Grid,
Sr. Unscd. Notes	EUR	4.38	3/10/20	930,000		1,227,187
Nationwide Building Society,
Sr. Unscd. Notes	EUR	0.50	10/29/19	325,000		389,833
Natl Westminster Bank,
Sr. Unscd. Notes, Ser. B		1.63	8/29/49	480,000	[b]	402,000
NewDay Funding,
Ser. 2015-1, Cl. D	GBP	2.75	7/15/23	350,000	[b]	464,124
NewDay Funding,
Ser. 2015-2, Cl. E	GBP	4.55	11/15/24	500,000	[b]	675,374
Paragon Mortgages,
Ser. 13X, Cl. B1B	EUR	0.05	1/15/39	370,000	[b]	396,319
Punch Taverns,
Scd. Notes, Ser. M3	GBP	5.79	10/15/27	725,000	[b]	958,957
RAC Bond,
Gtd. Notes	GBP	5.00	11/6/22	250,000		330,477
Residential Mortgage Securities 28,
Ser. 28, Cl. C	GBP	2.34	6/15/46	100,000	[b]	133,254
Royal Bank of Scotland,
Bonds	GBP	0.58	5/15/20	1,035,000	[b]	1,370,243
Royal Bank of Scotland Group,
Jr. Sub. Bonds, Ser. U		7.64	5/15/20	400,000	[b]	385,500
Slate No.1,
Ser. 1, Cl. D	GBP	2.63	1/24/51	350,000	[b]	464,022
Towd Point Mortgage Funding,
Ser. 2016-AU10, Cl. C	GBP	1.84	4/20/45	120,000	[b]	156,727
TPMF,
Ser. 2016-V1X, Cl. C	GBP	2.36	2/20/54	100,000	[b]	129,798
TPMF,
Ser. 2016-V1X, Cl. D	GBP	2.86	2/20/54	500,000	[b]	648,223
Tullow Oil,
Gtd. Notes		6.00	11/1/20	500,000		486,875
Venator Finance,
Sr. Unscd. Notes		5.75	7/15/25	164,000	[c]	168,920
Warwick Finance Residential Mortgages No
One,
Ser. 1, Cl. C	GBP	1.84	9/21/49	350,000	[b]	458,690
Warwick Finance Residential Mortgages No
Two,
Ser. 1, Cl. C	GBP	2.34	9/21/49	100,000	[b]	131,508
Worldpay Finance,
Sr. Unscd. Notes	EUR	3.75	11/15/22	700,000		927,964
						18,945,322

		Coupon	Maturity	Principal
Bonds and Notes - 31.4% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
United States - 5.3%
Andeavor Logistics,
Gtd. Notes		5.25	1/15/25	297,000		318,904
Anheuser-Busch InBev Worldwide,
Gtd. Notes		6.88	11/15/19	710,000		789,278
Antares,
Ser. 2017-1A, Cl. D		5.38	7/20/28	367,000	[b,c]	368,140
AT&T,
Sr. Unscd. Notes	EUR	0.52	9/4/23	658,000	[b]	789,557
Babson,
Ser. 2016-2A, Cl. D		5.06	7/20/28	250,000	[b,c]	252,050
Bank of America,
Sr. Unscd. Notes		2.49	10/21/22	800,000	[b]	813,934
Berkshire Hathaway,
Sr. Unscd. Bonds	EUR	0.25	1/17/21	422,000		503,059
Cerberus Loan Funding,
Ser. 2016-2A, Cl. D		6.51	11/15/27	250,000	[b,c]	253,331
Citgo Holding,
Sr. Scd. Notes		10.75	2/15/20	300,000	[c]	317,625
Citigroup,
Sr. Unscd. Notes		2.63	9/1/23	810,000	[b]	828,238
Concho Resources,
Gtd. Notes		5.50	4/1/23	265,000		274,937
Concho Resources,
Gtd. Notes		4.38	1/15/25	500,000		518,125
Drive Auto Receivables Trust,
Ser. 2016, Cl. C		1.41	1/15/19	238,224	[c]	238,743
Endeavor Energy Resources,
Sr. Unscd. Notes		7.00	8/15/21	200,000	[c]	207,250
FirstEnergy Corp,
Sr. Unscd. Notes, Ser. C		4.85	7/15/47	288,000		296,190
Goldman Sachs Group,
Sr. Unscd. Notes		2.35	11/15/21	800,000	[b]	808,844
Honeywell International,
Sr. Unscd. Bonds	EUR	0.65	2/21/20	160,000		192,602
JPMorgan Chase & Co,
Sr. Unscd. Notes		2.54	10/24/23	1,100,000	[b]	1,122,260
JPMorgan Chase Capital XXIII,
Gtd. Bonds		2.18	5/15/77	338,000	[b]	314,551
Liberty Mutual Group,
Gtd. Notes		4.15	3/15/37	590,000	[b,c]	579,675
MCF CLO V,
Ser. 2017-1A, Cl. D		5.79	4/20/29	250,000	[b,c]	250,606
ML-CFC Commercial Mortgage Trust,
Ser. 2007-8, Cl. AM		5.84	8/12/49	1,000,000	[b]	998,546
Morgan Stanley,
Sr. Unscd. Notes		2.71	10/24/23	810,000	[b]	826,544
MVW Owner Trust,
Ser. 2016-1A, Cl. A		2.25	12/20/33	129,446	[c]	128,099
PBF Holding,
Gtd. Notes		7.25	6/15/25	150,000	[c]	147,750
Radio One,
Gtd. Notes		9.25	2/15/20	300,000	[c]	295,500
Regatta VII Funding,
Ser. 2016-1A, Cl. D		4.90	12/20/28	250,000	[b,c]	251,286
Reynolds Group Issuer,
Sr. Scd. Notes		5.13	7/15/23	65,000		68,494

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 31.4% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
United States - 5.3% (continued)
Rite Aid,
Gtd. Notes		6.13	4/1/23	500,000	[c]	497,500
Sprint Communications,
Sr. Scd. Debs.		9.25	4/15/22	150,000		186,000
Superior Industries International,
Jr. Sub. Notes	EUR	6.00	6/15/25	253,000		294,709
Taco Bell Funding,
Ser. 2016-1A, Cl. A2II		4.38	5/25/46	496,250	[c]	519,050
Tesoro Corp,
Gtd. Notes		4.75	12/15/23	550,000		596,570
Thermo Fisher Scientific ,
Sr. Unscd. Notes	EUR	2.88	7/24/37	372,000		442,117
						15,290,064
Total Bonds and Notes
(cost $86,392,233)						90,014,111

Common Stocks - 1.6%				Shares		Value ($)
Ireland - .1%
Allied Irish Banks	EUR			19,102		111,753
Spain - 1.1%
Grifols, ADR				152,890		3,203,045
United Kingdom - .4%
Amedeo Air Four Plus				430,032		593,626
Eddie Stobart Logistics				158,000		335,629
Renewables Infrastructure Group				214,053		309,816
						1,239,071
Total Common Stocks
(cost $3,774,241)						4,553,869
Preferred Stocks - .2%
United Kingdom - .2%
Doric Nimrod Air Two
(cost $536,270)				187,658		544,711
				Face Amount
				Covered by
				Contracts/
				Number of
Options Purchased - .4%				Contracts		Value ($)
Call Options - .2%
CDX North American Investment Grade
Index Series 28,
December 2017 @ 60				4,500,000		9,337
CDX North American Investment Grade
Index Series 28,
November 2017 @ 57.5				4,600,000		6,327
Euro,
October 2017 @ EUR 1.12				5,400,000		4,037
Euro,
September 2017 @ EUR 1.11				5,400,000		1,490
EURO STOXX 50 Price EUR,
December 2017 @ 3,100				46		200,611
EURO STOXX 50 Price EUR Index,
March 2018 @ 3,650				62		41,982
FTSE MIB Index,
December 2017 @ 21,000				70		90,075

	Face Amount
	Covered by
	Contracts/
	Number of
Options Purchased - .4% (continued)	Contracts	Value ($)
Call Options - .2% (continued)
Hungarian Forint,
August 2017 @ HUF 262.3	2,700,000	1,632
iShares iBoxx High Yield Corporate Bond
ETF,
January 2018 @ 89	368	19,504
iShares MSCI Emerging Markets ETF,
September 2017 @ 42.5	589	100,719
iTRAXX Crossover Europe Series 27 Index,
December 2017 @ 55	3,900,000	10,058
iTraxx Europe Crossover Total Return Series
27 Index,
October 2017 @ 47.5	2,900,000	2,718
iTraxx Europe Crossover Total Return Series
27 Index,
October 2017 @ 736	3,000,000	15,641
Japanese Yen,
August 2017 @ JPY 113	5,400,000	4,089
Japanese Yen,
August 2017 @ JPY 115	8,100,000	15
Japanese Yen,
January 2018 @ JPY 115	3,200,000	20,083
Japanese Yen,
October 2017 @ JPY 114.5	5,400,000	13,096
Markit CDX North American High Yield
Index,
September 2017 @ 106.5	1,400,000	13,294
Nikkei 225 Index,
September 2017 @ 19,500	10	52,157
U.S. Treasury 30 Year Bonds,
August 2017 @ 154	27,000	22,359
		629,224
Put Options - .2%
Chilean Peso,
August 2017 @ CLP 262.3	2,700,000	11,159
EURO STOXX 50 Price EUR Index,
December 2017 @ 3,700	42	141,999
FTSE 100 Index,
September 2017 @ 7,200	37	29,779
iShares MSCI Emerging Markets ETF,
January 2018 @ 40	392	32,928
iShares MSCI Emerging Markets ETF,
September 2017 @ 38.5	428	3,424
Markit iTraxx Europe Crossover Index Series
27,
September 2017 @ 312.5	3,700,000	4,075
Mexican Peso,
September 2017 @ MXN 17.75	1,660,000	16,633
Nikkei 225 Index,
December 2017 @ 18,500	10	21,770
Nikkei 225 Index,
September 2017 @ 18,500	10	5,442
Russell 2000 Index,
December 2017 @ $1,300	12	22,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Face Amount
		Covered by
		Contracts/
		Number of
Options Purchased - .4% (continued)		Contracts		Value ($)
Put Options - .2% (continued)
S&P 500 Index,
August 2017 @ $2,350		7		3,514
S&P 500 Index,
December 2017 @ $2,400		10		43,600
S&P 500 Index,
September 2017 @ $2,350		14		11,396
S&P 500 Weeklys Index,
October 2017 @ 2,350		7		14,770
Swedish Krona Cross Currency,
August 2017 @ SEK 9.55	EUR	4,600,000		2,860
Turkish Lira,
August 2017 @ TRY 3.48		1,000,000		5,670
Turkish Lira,
August 2017 @ TRY 3.51		2,730,000		13,014
Turkish Lira,
August 2017 @ TRY 3.55		2,700,000		26,543
Turkish Lira,
August 2017 @ TRY 3.55		1,640,000		14,620
Turkish Lira,
October 2017 @ TRY 3.48		1,000,000		5,890
				432,006
Total Options Purchased
(cost $2,030,248)				1,061,230

Investment Companies - 1.5%		Shares		Value ($)
Foreign Investment Companies - 1.5%
3i Infrastructure		404,070		1,047,068
BBGI SICAV Fund		131,700		250,222
GCP Infrastructure Investments		330,480		558,125
Greencoat U.K. Wind		181,939		296,462
HICL Infrastructure Company		548,306		1,157,496
International Public Partnerships		166,692		354,093
John Laing Infrastructure Fund		419,403		752,017
Total Investment Companies
(cost $4,295,498)				4,415,483

Other Investment - 59.7%		Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund		45,667,350	[d]	45,667,350
Dreyfus Institutional Preferred Money
Market Fund, Institutional Shares		125,747,245	[e]	125,747,245
Total Other Investment
(cost $171,414,595)				171,414,595

Total Investments (cost $268,443,085)	94.8%	272,003,999
Cash and Receivables (Net)	5.2%	15,057,402
Net Assets	100.0%	287,061,401

ADR—American Depository Receipt
ETF—Exchange-Traded Funds
ARS—Argentine Peso
BRL—Brazilian Real
COP—Colombian Peso
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
TRY—Turkish Lira
ZAR—South African Rand

a	Amount stated in U.S. Dollars unless otherwise noted above.
b	Variable rate security—rate shown is the interest rate in effect at period end.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $9,345,166 or 3.26% of net assets.

d	Investment in affiliated money market mutual fund.
e	Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Money Market Investments	59.7
Corporate Bonds	17.1
Foreign/Governmental	10.4
Asset-Backed	1.6
Common Stocks	1.6
Mutual Funds: Foreign	1.5
Commercial Mortgage-Backed	1.2
Residential Mortgage-Backed	1.1
Options Purchased	.4
Preferred Stocks	.2
94.8

†	Based on net assets.

STATEMENT OF INVESTMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	4,661,708	-	4,661,708
Commercial Mortgage-Backed	-	3,349,972	-	3,349,972
Corporate Bonds †	-	48,987,292	-	48,987,292
Equity Securities-Foreign
Common Stocks †	4,553,869	-	-	4,553,869
Equity Securities-Foreign
Preferred Stocks †	544,711	-	-	544,711
Foreign Government	-	29,805,791	-	29,805,791
Foreign Investment
Companies	4,415,483	-	-	4,415,483
Registered Investment
Companies	171,414,595	-	-	171,414,595
Residential Mortgage-Backed	-	3,209,348	-	3,209,348
Other Financial Instruments:
Futures ††	431,215	-	-	431,215
Forward Foreign Currency
Exchange Contracts ††	-	1,175,170	-	1,175,170
Options Purchased	920,413	140,817	-	1,016,230
Swaps ††	-	3,281,613	-	3,281,613
Liabilities ($)
Other Financial Instruments:
Futures ††	(286,208)	-	-	(286,208)
Forward Foreign Currency
Exchange Contracts ††	-	(3,175,692)	-	(3,175,692)
Options Written	-	(1,284,066)	-	(1,284,066)
Swaps ††	-	(2,711,629)	-	(2,711,629)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Absolute Insight Multi-Strategy Fund
July 31, 2017 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Futures Long
Euro Stoxx 50 Dividend	40	551,176	December 2020	(5,209)
Long Gilt	17	2,826,604	September 2017	(49,283)
U.S. Treasury Ultra Long Bond	9	1,480,500	September 2017	(12,925)
Volatility Index	29	396,575	November 2017	(40,083)
Volatility Index	28	388,500	December 2017	(15,834)
Futures Short
CAC 40 10 Euro	18	(1,084,594)	August 2017	26,479
DAX	3	(1,075,138)	September 2017	41,692
DJ Euro Stoxx 50	87	(3,550,075)	September 2017	123,583
Euro 30 Year Bond	2	(383,834)	September 2017	177
Euro-Bobl	19	(2,970,310)	September 2017	12,599
Euro-Bond	29	(5,559,758)	September 2017	57,312
Euro-Bund Option Call 164.5	22	(1,302)	September 2017	32,482
Euro-Bund Option Put 164.5	22	(67,713)	September 2017	(29,540)
FTSE 100	8	(771,585)	September 2017	15,019
FTSE/JSE TOP 40 Call 45000	47	(140,828)	September 2017	(87,276)
FTSE/JSE TOP 40 PUT 45000	47	(2,882)	September 2017	34,618
FTSE/MIB Index	8	(1,017,118)	September 2017	(30,390)
Mdax Index	9	(1,306,627)	September 2017	23,216
U.S. Treasury 10 Year Notes	37	(4,657,953)	September 2017	(10,674)
U.S. Treasury 2 Year Notes	13	(2,812,469)	September 2017	(837)
U.S. Treasury 5 Year Notes	35	(4,135,195)	September 2017	(4,157)
U.S. Treasury Long Bond	5	(764,844)	September 2017	12,911
Volatility Index	35	(394,625)	August 2017	44,446
Volatility Index	32	(399,200)	September 2017	6,681
Gross Unrealized Appreciation				431,215
Gross Unrealized Depreciation				(286,208)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Absolute Insight Multi-Strategy Fund
July 31, 2017 (Unaudited)

	Face Amount Covered
	by Contracts/
	Number of Contracts	Value ($)
Call Options:
CDX North American Investment Grade Index
Series 28
September 2017 @ 62.5	7,000,000	(17,991)
CDX North American Investment Grade Index
Series 28
September 2017 @ 67.5	6,900,000	(31,062)
Markit iTraxx Europe Crossover Index Series
27
September 2017 @ 287.5	3,930,000	(107,767)
Markit iTraxx Europe Index Series 27
September 2017 @ 65	6,300,000	(43,328)
EURO STOXX 50 Price EUR
December 2017 @ 3,400	46	(74,113)
EURO STOXX 50 Price EUR Index
March 2018 @ 3,800	62	(17,028)
FTSE MIB Index
December 2017 @ 220	7	(45,990)
iShares iBoxx High Yield Corporate Bond ETF
January 2018 @ 86	324	(93,960)
iShares MSCI Emerging Markets ETF
September 2017 @ 44	589	(40,641)
Nikkei 225 Index
September 2017 @ 20,500	10	(5,442)
Nikkei 225 Index
December 2017 @ 21,000	10	(12,245)
Russell 2000 Index
December 2017 @ 1,550	12	(10,608)
S&P/ASX 200 Index
September 2017 @ 5,750	55	(25,652)
Swiss Market Index
December 2017 @ 8,500	20	(121,101)
Euro
September 2017 @ EUR 1.11	5,400,000	(1,490)
Japanese Yen
January 2018 @ JPY 118	3,200,000	(8,792)

	Face Amount Covered
	by Contracts/
	Number of Contracts	Value ($)
Call Options: (continued)
Turkish Lira
August 2017 @ TRY 3.71	2,700,000	(969)
Turkish Lira
October 2017 @ TRY 3.75	1,000,000	(8,240)
Turkish Lira
October 2017 @ TRY 3.75	1,000,000	(9,435)
U.S. Treasury 30 Year Bonds
August 2017 @ 157	27,000	(5,063)
Put Options:
CDX North American Investment Grade Index
Series 28
September 2017 @ 67.5	6,900,000	(3,761)
CDX North American Investment Grade Index
Series 28
November 2017 @ 70	4,600,000	(5,636)
iTraxx Europe Crossover Total Return Series
27 Index
October 2017 @ 57.5	2,900,000	(3,758)
Markit iTraxx Europe Crossover Index Series
27
September 2017 @ 287.5	3,930,000	(6,960)
Markit iTraxx Europe Crossover Index Series
27
September 2017 @ 375	7,400,000	(4,652)
Markit iTraxx Europe Index Series 27
September 2017 @ 80	6,300,000	(1,661)
EURO STOXX 50 Price EUR
December 2017 @ 2,300	46	(1,416)
EURO STOXX 50 Price EUR
December 2017 @ 3,500	84	(147,070)
EURO STOXX 50 Price EUR Index
March 2018 @ 3,050	62	(41,175)
FTSE 100 Index
September 2017 @ 6,800	74	(13,181)
FTSE MIB Index
December 2017 @ 18,000	7	(11,850)
iShares iBoxx High Yield Corporate Bond ETF
January 2018 @ 86	368	(58,880)
iShares MSCI Emerging Markets ETF
September 2017 @ 36	856	(3,424)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

	Face Amount Covered
	by Contracts/
	Number of Contracts	Value ($)
Put Options: (continued)
iShares MSCI Emerging Markets ETF
September 2017 @ 39	589	(5,301)
iShares MSCI Emerging Markets ETF
January 2018 @ 37	784	(32,928)
Nikkei 225 Index
September 2017 @ 17,250	10	(2,086)
Nikkei 225 Index
September 2017 @ 17,500	20	(4,898)
Nikkei 225 Index
December 2017 @ 17,500	10	(11,792)
Russell 2000 Index
December 2017 @ 1,230	12	(13,560)
S&P 500 Index
July 2017 @ 2,150	14	(70)
S&P 500 Index
August 2017 @ 2,200	14	(2,240)
S&P 500 Index
September 2017 @ 2,175	28	(7,504)
S&P 500 Index
December 2017 @ 2,275	20	(47,200)
S&P 500 Weeklys Index
October 2017 @ 2,225	14	(14,532)
S&P/ASX 200 Index
September 2017 @ 5,750	55	(65,120)
Swiss Market Index
December 2017 @ 8,500	20	(22,182)
Japanese Yen
January 2018 @ JPY 108	3,200,000	(59,496)
Turkish Lira
August 2017 @ TRY 3.45	2,700,000	(1,957)
U.S. Treasury 30 Year Bonds
August 2017 @ 150	27,000	(8,859)
Total Options Written
(premiums received $2,371,959)		(1,284,066)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
BNY Mellon Absolute Insight Multi-Strategy Fund
July 31, 2017 (Unaudited)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Chilean Peso,
Expiring
8/18/2017	1,791,600,000	2,710,558	2,756,021	45,463
Czech Koruna,
Expiring
9/20/2017	41,671,750	1,656,800	1,898,788	241,988
Euro,
Expiring
8/18/2017	1,416,621	1,653,058	1,678,720	25,662
9/20/2017	279,367	305,363	331,653	26,290
Russian Ruble,
Expiring
8/18/2017	53,716,369	879,947	894,961	15,014
Barclays Bank
Euro,
Expiring
8/18/2017	466,443	542,356	552,742	10,386
Russian Ruble,
Expiring
8/18/2017	68,020,000	1,129,004	1,133,272	4,268
BNP Paribas
Argentine Peso,
Expiring
8/18/2017	9,300,000	529,427	520,723	(8,704)
Turkish Lira,
Expiring
8/18/2017	1,930,000	548,015	545,113	(2,902)
Citigroup
Brazilian Real,
Expiring
8/18/2017	3,450,000	1,093,049	1,102,140	9,091
Euro,
Expiring
9/20/2017	515,424	560,523	611,888	51,365
Russian Ruble,
Expiring
8/18/2017	32,300,000	541,810	538,146	(3,664)
South African Rand,
Expiring
8/18/2017	4,863,000	371,646	367,771	(3,875)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Goldman Sachs International
Euro,
Expiring
8/18/2017	230,000	262,471	272,554	10,083
Indian Rupee,
Expiring
8/18/2017	177,200,000	2,741,019	2,755,315	14,296
9/12/2017	172,500,000	2,668,131	2,673,315	5,184
HSBC
British Pound,
Expiring
8/9/2017	1,685,000	2,176,799	2,223,860	47,061
9/12/2017	1,945,282	2,536,573	2,570,513	33,940
Canadian Dollar,
Expiring
9/12/2017	10,087,580	8,054,756	8,096,227	41,471
Chinese Yuan Renminbi,
Expiring
8/18/2017	11,070,000	1,633,338	1,644,203	10,865
Czech Koruna,
Expiring
9/12/2017	31,410,586	1,410,478	1,430,368	19,890
Danish Krone,
Expiring
8/9/2017	350,000	53,132	55,741	2,609
Euro,
Expiring
8/9/2017	1,400,000	1,574,959	1,658,123	83,164
8/18/2017	325,256	373,086	385,434	12,348
9/12/2017	2,218,223	2,600,000	2,632,292	32,292
9/28/2017	896,000	1,026,541	1,064,129	37,588
9/29/2017	2,652,000	3,048,999	3,149,793	100,794
Hungarian Forint,
Expiring
8/18/2017	272,630,000	1,043,957	1,062,375	18,418
Israeli Shekel
Expiring
8/18/2017	5,905,523	1,661,419	1,659,523	(1,896)
Mexican New Peso,
Expiring
8/18/2017	35,000,518	1,978,082	1,959,755	(18,327)
9/12/2017	69,056,552	3,881,527	3,850,777	(30,750)
Polish Zloty,
Expiring
8/18/2017	5,345,585	1,444,129	1,486,620	42,491
Romanian Leu,
Expiring
8/18/2017	1,154,317	288,342	299,784	11,442

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
HSBC (continued)
Russian Ruble,
Expiring
8/18/2017	32,900,000	544,319	548,142	3,823
South African Rand,
Expiring
8/18/2017	16,871,052	1,273,803	1,275,895	2,092
Swedish Krona,
Expiring
9/12/2017	21,969,712	2,675,967	2,728,060	52,093
9/29/2017	2,440,000	293,932	303,251	9,319
Swiss Franc,
Expiring
8/9/2017	125,000	129,158	129,344	186
Thai Baht,
Expiring
8/18/2017	55,000,000	1,644,412	1,653,049	8,637
Turkish Lira,
Expiring
8/18/2017	6,814,654	1,910,153	1,924,746	14,593
9/12/2017	4,646,798	1,300,000	1,302,388	2,388
JP Morgan Chase Bank
Brazilian Real,
Expiring
8/18/2017	2,100,000	640,537	670,868	30,331
Euro,
Expiring
8/1/2017	599,000	701,567	709,094	7,527
8/18/2017	599,980	692,804	710,986	18,182
Indian Rupee,
Expiring
9/12/2017	167,000,000	2,582,860	2,588,079	5,219
Turkish Lira,
Expiring
8/18/2017	960,000	272,368	271,145	(1,223)
Toronto Dominion Bank
Turkish Lira,
Expiring
8/18/2017	3,890,000	1,088,899	1,098,700	9,801
Sales:
Bank of America
Chilean Peso,
Expiring
8/18/2017	1,090,000,000	1,678,578	1,676,749	1,829
Colombian Peso,
Expiring
8/18/2017	2,890,800,000	945,122	965,911	(20,789)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Bank of America (continued)
Czech Koruna,
Expiring
9/20/2017	7,420,000	305,363	338,095	(32,732)
Euro,
Expiring
9/20/2017	1,550,000	1,656,800	1,840,091	(183,291)
Polish Zloty,
Expiring
8/18/2017	6,000,000	1,653,059	1,668,615	(15,556)
Barclays Bank
Brazilian Real,
Expiring
8/18/2017	3,514,311	1,087,056	1,122,685	(35,629)
Czech Koruna,
Expiring
9/20/2017	20,391,750	860,384	929,157	(68,773)
Russian Ruble,
Expiring
8/18/2017	221,073,612	3,640,448	3,683,277	(42,829)
Turkish Lira,
Expiring
8/18/2017	1,930,000	542,356	545,113	(2,757)
BNP Paribas
Argentine Peso,
Expiring
8/18/2017	4,100,000	231,573	229,566	2,007
Brazilian Real,
Expiring
8/18/2017	4,113,087	1,266,656	1,313,970	(47,314)
Euro,
Expiring
8/18/2017	470,758	548,016	557,856	(9,840)
Citigroup
Argentine Peso,
Expiring
8/18/2017	18,236,127	1,050,468	1,021,071	29,397
Brazilian Real,
Expiring
8/18/2017	1,725,000	548,809	551,070	(2,261)
British Pound,
Expiring
8/18/2017	5,600,000	7,237,098	7,393,428	(156,330)
Czech Koruna,
Expiring
9/20/2017	13,860,000	560,524	631,536	(71,012)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Citigroup (continued)
Euro,
Expiring
8/18/2017	770,000	855,765	912,463	(56,698)
South African Rand,
Expiring
8/1/2017	4,863,000	372,684	369,003	3,681
Goldman Sachs International
Brazilian Real,
Expiring
8/18/2017	1,700,000	536,303	543,083	(6,780)
Malaysian Ringgit,
Expiring
8/18/2017	882,000	204,974	205,837	(863)
HSBC
Australian Dollar,
Expiring
9/12/2017	3,477,248	2,766,269	2,780,253	(13,984)
British Pound,
Expiring
8/9/2017	1,335,000	1,719,992	1,761,930	(41,938)
9/29/2017	8,141,000	10,418,973	10,763,393	(344,420)
Danish Krone,
Expiring
8/9/2017	350,000	51,368	55,741	(4,373)
Euro,
Expiring
8/9/2017	3,650,000	4,071,453	4,322,964	(251,511)
8/18/2017	3,773,602	4,340,944	4,471,781	(130,837)
9/12/2017	5,812,429	6,788,250	6,897,420	(109,170)
9/29/2017	22,631,000	25,647,338	26,878,949	(1,231,611)
Hungarian Forint,
Expiring
8/18/2017	668,280,000	2,510,090	2,604,130	(94,040)
Indonesian Rupiah,
Expiring
8/18/2017	39,104,800,000	2,925,255	2,929,196	(3,941)
Japanese Yen,
Expiring
9/12/2017	144,173,640	1,300,000	1,310,409	(10,409)
Mexican New Peso,
Expiring
8/18/2017	21,115,000	1,180,721	1,182,274	(1,553)
Polish Zloty,
Expiring
8/18/2017	1,373,000	373,086	381,835	(8,749)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
HSBC (continued)
South African Rand,
Expiring
8/18/2017	21,487,000	1,645,584	1,624,982	20,602
Swedish Krona,
Expiring
9/29/2017	2,440,000	282,641	303,251	(20,610)
Swiss Franc,
Expiring
8/9/2017	125,000	126,824	129,344	(2,520)
Turkish Lira,
Expiring
8/18/2017	12,630,000	3,532,127	3,567,245	(35,118)
JP Morgan Chase Bank
Brazilian Real,
Expiring
8/18/2017	2,806,147	878,846	896,454	(17,608)
Euro,
Expiring
8/18/2017	832,503	974,546	986,530	(11,984)
Romanian Leu,
Expiring
8/18/2017	1,682,000	422,618	436,827	(14,209)
Turkish Lira,
Expiring
8/18/2017	960,000	270,187	271,144	(957)
Royal Bank of Canada
Brazilian Real,
Expiring
8/18/2017	1,871,696	596,579	597,934	(1,355)
Gross Unrealized Appreciation				1,175,170
Gross Unrealized Depreciation				(3,175,692)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
July 31, 2017 (Unaudited)

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		ANTENA 3
Receive	418,409	TELEVISION	Bank of America	10/18/2017	(21,012)
Receive	134,986	ASCENTIAL	Bank of America	10/18/2017	11,649
Receive	1,664,032	ASML HOLDING NV	Bank of America	10/18/2017	179,556
		BABCOCK
		INTERNATIONAL
Receive	331,785	GROUP	Bank of America	10/18/2017	(20,720)
Receive	16,916	Banco Santander SA	Bank of America	10/18/2017	(107)
Receive	33,194	Banco Santander SA	Bank of America	10/18/2017	986
Receive	301,655	Banco Santander SA	Bank of America	10/18/2017	2,504
Receive	24,721	Banco Santander SA	Bank of America	10/18/2017	716
Receive	11,101	Banco Santander SA	Bank of America	10/18/2017	44
Receive	161,477	BEIERSDORF AG	Bank of America	10/18/2017	(9,420)
Receive	59,210 BUREAU VERITAS SA		Bank of America	10/18/2017	(3,315)
Receive	85,035 BUREAU VERITAS SA		Bank of America	10/18/2017	(5,954)
Receive	17,031 BUREAU VERITAS SA		Bank of America	10/18/2017	(1,296)
Receive	49,954 BUREAU VERITAS SA		Bank of America	10/18/2017	(3,566)
Receive	1,759,761	CONTINENTAL AG	Bank of America	10/18/2017	(82,345)
		COUNTRYSIDE
Receive	499,429	PROPERTIES-WI	Bank of America	10/18/2017	38,875
Receive	1,275	DRAEGERWERK AG	Bank of America	10/18/2017	(44)
Receive	77,572	DRAEGERWERK AG	Bank of America	10/18/2017	(9,136)
Receive	6,908	DRAEGERWERK AG	Bank of America	10/18/2017	(38)
Receive	40,764	DRAEGERWERK AG	Bank of America	10/18/2017	(1,620)
Receive	283	DRAEGERWERK AG	Bank of America	10/18/2017	(10)
Receive	2,882	DRAEGERWERK AG	Bank of America	10/18/2017	(156)
		EDDIE STOBART
Receive	3,186	LOGISTICS PLC	Bank of America	10/18/2017	44
		EURO STOXX 50
		Index Dividend
Receive	927,110	Futures	Bank of America	12/16/2017	50,110
		EURO STOXX 50
		Index Dividend
Receive	1,389,580	Futures	Bank of America	12/16/2017	41,883
		EURO STOXX 50
		Index Dividend
Receive	345,345	Futures	Bank of America	12/22/2018	69,732
		EURO STOXX 50
		Index Dividend
		Futures December
Receive	822,320	2018	Bank of America	12/22/2018	128,655

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		EURO STOXX 50
		Index Dividend
		Futures December
Receive	464,140	2019	Bank of America	12/21/2019	107,276
		EURO STOXX 50
		Index Dividend
Receive	234,960	Futures	Bank of America	12/21/2019	64,493
		EUROFINS
Receive	654,344	SCIENTIFIC	Bank of America	10/18/2017	(32,480)
		FTSE 100 Index
		Dividend Future
Receive	438,074	December 2018	Bank of America	12/22/2018	70,744
		HENNES &MAURITZ
Receive	1,029,493	AB - B SHS	Bank of America	10/18/2017	(785)
		HENNES &MAURITZ
Receive	780,918	AB - B SHS	Bank of America	10/18/2017	(740)
Receive	365,270	IBSTOCK PLC	Bank of America	10/18/2017	(3,471)
Receive	14,861	INFORMA PLC	Bank of America	10/18/2017	643
Receive	53,891	INFORMA PLC	Bank of America	10/18/2017	4,129
Receive	64,518	INFORMA PLC	Bank of America	10/18/2017	3,386
Receive	166,086	INFORMA PLC	Bank of America	10/18/2017	2,508
		INTERNATIONAL
Receive	66,259	CONSOLIDATED AIR	Bank of America	10/18/2017	(6,083)
		INTERNATIONAL
Receive	471,734	CONSOLIDATED AIR	Bank of America	10/18/2017	(7,426)
		INTERNATIONAL
Receive	20,473	CONSOLIDATED AIR	Bank of America	10/18/2017	(1,606)
		INTERNATIONAL
Receive	48,737	CONSOLIDATED AIR	Bank of America	10/18/2017	(3,306)
		LEGAL &GENERAL
Receive	41,341	GROUP PLC	Bank of America	10/18/2017	607
		LEGAL &GENERAL
Receive	23,966	GROUP PLC	Bank of America	10/18/2017	358
		LEGAL &GENERAL
Receive	423,293	GROUP PLC	Bank of America	10/18/2017	16,609
		LEGAL &GENERAL
Receive	16,742	GROUP PLC	Bank of America	10/18/2017	265
Receive	252,000	MEGGITT PLC	Bank of America	10/18/2017	(724)
		MERLIN PROPERTIES
Receive	514,526	SOCIMI SA	Bank of America	10/18/2017	(4,486)
Receive	36,181	NEXITY EUR5	Bank of America	10/18/2017	(5,637)
Receive	17,564	NEXITY EUR5	Bank of America	10/18/2017	(77)
Receive	2,215	NEXITY EUR5	Bank of America	10/18/2017	(153)
Receive	53,379	NEXITY EUR5	Bank of America	10/18/2017	(8,393)
Receive	4,537	NEXITY EUR5	Bank of America	10/18/2017	(326)
Receive	12,429	NEXITY EUR5	Bank of America	10/18/2017	(1,028)
Receive	518,228	NEXITY EUR5	Bank of America	10/18/2017	(78,704)
Receive	59,084	NEXITY EUR5	Bank of America	10/18/2017	(4,627)
Receive	11,653	NEXITY EUR5	Bank of America	10/18/2017	(967)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
Receive	636,973	RPC GROUP PLC	Bank of America	10/18/2017	134,197
Receive	458,217	SHERBORNE B	Bank of America	10/18/2017	3,548
Receive	270,000	SIGC LN	Bank of America	10/18/2017	15,962
Receive	14,085	SILTRONIC AG	Bank of America	10/18/2017	3,802
Receive	36,104	SILTRONIC AG	Bank of America	10/18/2017	6,707
Receive	7,560	SILTRONIC AG	Bank of America	10/18/2017	1,506
Receive	16,736	SILTRONIC AG	Bank of America	10/18/2017	3,169
Receive	5,263	SILTRONIC AG	Bank of America	10/18/2017	1,612
Receive	5,043	SILTRONIC AG	Bank of America	10/18/2017	1,546
Receive	4,061	SILTRONIC AG	Bank of America	10/18/2017	1,292
Receive	664,547	SILTRONIC AG	Bank of America	10/18/2017	103,465
Receive	14,173	SILTRONIC AG	Bank of America	10/18/2017	3,807
Receive	3,639	SILTRONIC AG	Bank of America	10/18/2017	1,029
Receive	6,744	SILTRONIC AG	Bank of America	10/18/2017	1,927
		TELEPIZZA GROUP
Receive	6,241	SA	Bank of America	10/18/2017	(208)
		TELEPIZZA GROUP
Receive	956	SA	Bank of America	10/18/2017	(31)
		TELEPIZZA GROUP
Receive	13,582	SA	Bank of America	10/18/2017	(499)
		TELEPIZZA GROUP
Receive	177,377	SA	Bank of America	10/18/2017	(5,947)
Receive	1,835,593	VIVENDI SA	Bank of America	10/18/2017	(103,017)
		VODAFONE GROUP
Receive	91,054	PLC	Bank of America	10/18/2017	(454)
Receive	27,554	WEIR GROUP PLC	Bank of America	10/18/2017	1,024
Receive	79,380	WEIR GROUP PLC	Bank of America	10/18/2017	3,047
Receive	97,615	WEIR GROUP PLC	Bank of America	10/18/2017	(4,187)
Receive	48,939	WEIR GROUP PLC	Bank of America	10/18/2017	(1,880)
Receive	106,830	WEIR GROUP PLC	Bank of America	10/18/2017	4,208
Receive	48,156	WEIR GROUP PLC	Bank of America	10/18/2017	(1,620)
		WENDEL
Receive	644,682	INVESTMENT	Bank of America	10/18/2017	(64,752)
Receive	212,778	WPP 2012 PLC	Bank of America	10/18/2017	(10,098)
Receive	196,959	ZPG PLC ORD	Bank of America	10/17/2017	(479)
		ZPG PLC ORD
Receive	43,855	GBP0.001	Bank of America	10/18/2017	(1,308)
		ZPG PLC ORD
Receive	14,912	GBP0.001	Bank of America	10/18/2017	(491)
		ZPG PLC ORD
Receive	668	GBP0.001	Bank of America	10/18/2017	(19)
Receive	321,599	ZUMTOBEL AG	Bank of America	10/18/2017	(61,687)
Pay	52,645	BP PLC	Bank of America	10/18/2017	(288)
Pay	105,102	BP PLC	Bank of America	10/18/2017	1,036

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
Pay	53,330	BP PLC	Bank of America	10/18/2017	(1,054)
Pay	114,838	COVESTRO	Bank of America	10/18/2017	(3,118)
Pay	1,304	DRAEGERWERK AG	Bank of America	10/18/2017	37
Pay	4,639	DRAEGERWERK AG	Bank of America	10/18/2017	110
Pay	2,880	DRAEGERWERK AG	Bank of America	10/18/2017	180
Pay	76,807	DRAEGERWERK AG	Bank of America	10/18/2017	7,937
Pay	658	DRAEGERWERK AG	Bank of America	10/18/2017	26
Pay	6,910	DRAEGERWERK AG	Bank of America	10/18/2017	108
Pay	21,656	DRAEGERWERK AG	Bank of America	10/18/2017	343
Pay	11,366	DRAEGERWERK AG	Bank of America	10/18/2017	431
Pay	289,289	ENAGAS SA	Bank of America	10/18/2017	34,292
Pay	299,322	ESTX BANKS EUR PR	Bank of America	10/18/2017	(3,584)
Pay	191,295	EXPERIAN GRP LTD	Bank of America	10/18/2017	19,760
		FTSE 350 AERO &
Pay	105,176	DEF INDX	Bank of America	10/18/2017	2,623
		FTSE 350 AERO &
Pay	160,833	DEF INDX	Bank of America	10/18/2017	14,792
		FTSE 350 AERO &
Pay	47,354	DEF INDX	Bank of America	10/18/2017	1,214
		FTSE 350 GEN
Pay	177,264	RETAIL INDX	Bank of America	10/18/2017	8,631
		FTSE 350 GEN
Pay	26,847	RETAIL INDX	Bank of America	10/18/2017	25
		FTSE 350 GEN
Pay	9,703	RETAIL INDX	Bank of America	10/18/2017	(70)
		FTSE 350 MEDIA
Pay	30,218	INDEX	Bank of America	10/18/2017	4
		FTSE 350 MEDIA
Pay	45,714	INDEX	Bank of America	10/18/2017	517
		FTSE 350 MEDIA
Pay	29,902	INDEX	Bank of America	10/18/2017	(412)
		FTSE 350 MEDIA
Pay	164,279	INDEX	Bank of America	10/18/2017	7,458
		FTSE 350 TRAVEL &
Pay	86,016	LEISUR	Bank of America	10/18/2017	287
		FTSE 350 TRAVEL &
Pay	19,003	LEISUR	Bank of America	10/18/2017	(84)
		FTSE 350 TRAVEL &
Pay	190,402	LEISUR	Bank of America	10/18/2017	(343)
		FTSE 350 TRAVEL &
Pay	66,523	LEISUR	Bank of America	10/18/2017	(275)
		FTSE 350 TRAVEL &
Pay	57,184	LEISUR	Bank of America	10/18/2017	(19)
		GESTEVISION
Pay	638,197	TELECINCO SA	Bank of America	10/18/2017	29,464
Pay	67,265	HAMMERSON PLC	Bank of America	10/18/2017	2,914
		INDUSTRIA DE
Pay	136,782	DISENO TEXTIL	Bank of America	10/18/2017	2,271

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		INDUSTRIA DE
Pay	40,159	DISENO TEXTIL	Bank of America	10/18/2017	528
		INTERTEK GROUP
Pay	52,680	PLC	Bank of America	10/18/2017	784
		INTERTEK GROUP
Pay	45,434	PLC	Bank of America	10/18/2017	872
		INTERTEK GROUP
Pay	15,124	PLC	Bank of America	10/18/2017	490
		INTERTEK GROUP
Pay	73,654	PLC	Bank of America	10/18/2017	2,297
Pay	155,011	L'OREAL SA	Bank of America	10/18/2017	15,143
Pay	398,970	MICHELIN (CGDE)-B	Bank of America	10/18/2017	25,473
		MONEYSUPERMARKE
Pay	76,038	T.COM	Bank of America	10/18/2017	6,073
		MONEYSUPERMARKE
Pay	11,490	T.COM	Bank of America	10/18/2017	390
		MONEYSUPERMARKE
Pay	22,749	T.COM	Bank of America	10/18/2017	763
		MONEYSUPERMARKE
Pay	11,713	T.COM	Bank of America	10/18/2017	325
Pay	58,106	PUBLICIS GROUPE	Bank of America	10/18/2017	(521)
Pay	63,940	PUBLICIS GROUPE	Bank of America	10/18/2017	4,103
Pay	68,488	RIGHTMOVE PLC	Bank of America	10/18/2017	809
		RYANAIR HOLDINGS
Pay	128,478	PLC	Bank of America	10/18/2017	6,491
Pay	263,219	SWISS RE AG	Bank of America	10/18/2017	(11,521)
Pay	18,640	TAYLOR WIMPEY PLC	Bank of America	10/18/2017	(761)
Pay	28,347	TAYLOR WIMPEY PLC	Bank of America	10/18/2017	(1,098)
Pay	101,026	TAYLOR WIMPEY PLC	Bank of America	10/18/2017	(7,233)
Pay	360,596	TRAVIS PERKINS PLC	Bank of America	10/18/2017	5,882
Pay	97,314	WIZZ AIR HLDGS PLC	Bank of America	10/18/2017	(15,849)
		ASSOCIATED BRITISH
Receive	205,181	FOODS PLC	Barclays Bank	1/12/2018	11,241
		BALFOUR BEATTY
Receive	455,305	PLC	Barclays Bank	1/12/2018	17,623
		BASF - ORD SHS
Receive	120,850	COMSTK	Barclays Bank	1/12/2018	(1,005)
		BASF - ORD SHS
Receive	55,065	COMSTK	Barclays Bank	1/12/2018	(975)
Receive	89,106	BELLWAY PLC	Barclays Bank	1/12/2018	6,951
Receive	174,685	BELLWAY PLC	Barclays Bank	1/12/2018	11,461
		BURBERRY GROUP
Receive	307,120	PLC	Barclays Bank	1/12/2018	33,473
Receive	257,860	CARNIVAL PLC	Barclays Bank	1/12/2018	2,238
Receive	54,480	CARNIVAL PLC	Barclays Bank	1/12/2018	(889)
		DEUTSCHE BOERSE
Receive	247,863	AG	Barclays Bank	1/12/2018	(22,331)
Receive	207,831	DIAGEO PLC	Barclays Bank	1/12/2018	22,656

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
Receive	234,205	FINMECCANICA SPA	Barclays Bank	1/12/2018	(6,953)
Receive	37,830	GALLIFORD TRY	Barclays Bank	1/12/2018	3,745
Receive	104,448	GKN PLC	Barclays Bank	1/12/2018	(2,111)
Receive	38,179	HAYS PLC	Barclays Bank	1/12/2018	229
Receive	100,020	HAYS PLC	Barclays Bank	1/12/2018	39
		HEIDELBERGCEMEN
Receive	253,257	T AG	Barclays Bank	1/12/2018	(12,029)
		HOLLYWOOD BOWL
Receive	93,366	GROUP	Barclays Bank	1/12/2018	1,887
		HOLLYWOOD BOWL
Receive	13,425	GROUP	Barclays Bank	1/12/2018	294
		LLOYDS BANKING
Receive	256,689	GROUP PLC	Barclays Bank	1/12/2018	52
		LLOYDS BANKING
Receive	93,813	GROUP PLC	Barclays Bank	1/12/2018	(4,822)
		MELROSE
Receive	548,903	INDUSTRIES PLC	Barclays Bank	1/12/2018	(11,268)
		MELROSE
Receive	35,245	INDUSTRIES PLC	Barclays Bank	1/12/2018	(517)
		RANDGOLD
Receive	149,380	RESOURCES LTD	Barclays Bank	1/12/2018	7,777
		ROCHE HOLDING AG -
		GENUSSCHEIN, NIL
Receive	333,423	PAR VALUE	Barclays Bank	1/12/2018	9,336
Receive	843,400	SAAB AB-B	Barclays Bank	1/12/2018	(11,694)
		SCHRODERS PLC -
Receive	1,078,662	NON VOTING	Barclays Bank	1/12/2018	106,274
		STANDARD
Receive	72,381	CHARTERED PLC	Barclays Bank	1/12/2018	2,794
		STANDARD
Receive	451,215	CHARTERED PLC	Barclays Bank	1/12/2018	24,496
Receive	144,360	TAKKT AG	Barclays Bank	1/12/2018	(1,661)
Receive	90,473	TESCO PLC	Barclays Bank	1/12/2018	807
Receive	458	TESCO PLC	Barclays Bank	1/12/2018	(7)
Receive	42,184	TESCO PLC	Barclays Bank	1/12/2018	(539)
Receive	410,520	TESCO PLC	Barclays Bank	1/12/2018	9,810
Receive	6,695	TESCO PLC	Barclays Bank	1/12/2018	(22)
Receive	68,932	TESCO PLC	Barclays Bank	1/12/2018	123
		ZODIAC AEROSPACE
Receive	133,946	NPV	Barclays Bank	1/12/2018	2,715
Pay	46,730	BAE SYSTEMS PLC	Barclays Bank	1/12/2018	2,134
Pay	93,975	BAE SYSTEMS PLC	Barclays Bank	1/12/2018	4,948
Pay	3,128	BOVIS HOMES GROUP	Barclays Bank	1/12/2018	(341)
Pay	9,639	BOVIS HOMES GROUP	Barclays Bank	1/12/2018	(1,142)
Pay	14,344	BOVIS HOMES GROUP	Barclays Bank	1/12/2018	(1,444)
Pay	5,577	BOVIS HOMES GROUP	Barclays Bank	1/12/2018	(632)
Pay	101,132	COMPASS GROUP	Barclays Bank	1/12/2018	(4,964)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		COMPASS GROUP
Pay	16	ORD GBP0.1105	Barclays Bank	1/12/2018	-
		COMPASS GROUP
Pay	52,066	ORD GBP0.1105	Barclays Bank	1/12/2018	(1,175)
		CONVATEC GROUP
Pay	32,415	PLC	Barclays Bank	1/12/2018	(280)
		CONVATEC GROUP
Pay	71,163	PLC	Barclays Bank	1/12/2018	(3,349)
Pay	82,650	CRH PLC	Barclays Bank	1/12/2018	3,879
		CRODA
Pay	103,793	INTERNATIONAL	Barclays Bank	1/12/2018	4,613
		FIAT CHRYSLER
Pay	67,030	AUTOMOBILES NV	Barclays Bank	1/12/2018	(1,615)
Pay	2,228,985	FTSE 250 INDEX	Barclays Bank	1/12/2018	(86,417)
		FTSE 350 INDUS
Pay	102,288	ENGNRG IX	Barclays Bank	1/12/2018	(2,706)
		FTSE 350 INDUS
Pay	106,318	ENGNRG IX	Barclays Bank	1/12/2018	2,604
		FTSE UK MC
Pay	48,638	TRADABLE PLUS	Barclays Bank	1/12/2018	(654)
		FTSE UK MC
Pay	44,973	TRADABLE PLUS	Barclays Bank	1/12/2018	(1,166)
		FTSE UK MC
Pay	41,644	TRADABLE PLUS	Barclays Bank	1/12/2018	(1,237)
		FTSE UK MC
Pay	1,645,973	TRADABLE PLUS	Barclays Bank	1/12/2018	(63,288)
		FTSE UK MC
Pay	25,607	TRADABLE PLUS	Barclays Bank	1/12/2018	(787)
		FTSE UK MC
Pay	88,220	TRADABLE PLUS	Barclays Bank	1/12/2018	(292)
Pay	106,463	GALIFORM PLC	Barclays Bank	1/12/2018	(2,489)
Pay	122,488	GECINA SA	Barclays Bank	1/12/2018	9,006
Pay	21,817	HSBC HOLDINGS PLC	Barclays Bank	1/12/2018	(679)
Pay	460,152	HSBC HOLDINGS PLC	Barclays Bank	1/12/2018	(11,771)
Pay	49,242	HSBC HOLDINGS PLC	Barclays Bank	1/12/2018	(1,449)
		J.D WETHERSPOON
Pay	319,080	PLC	Barclays Bank	1/12/2018	(13,812)
Pay	53,532	KIER GROUP PLC	Barclays Bank	1/12/2018	(5,238)
		LAFARGEHOLCIM
Pay	139,625	LTD-REG	Barclays Bank	1/12/2018	(5,262)
		LAFARGEHOLCIM
Pay	60,528	LTD-REG	Barclays Bank	1/12/2018	(9,218)
		MCCARTHY &STONE
Pay	157,731	PLC	Barclays Bank	1/12/2018	(3,111)
		MERLIN
Pay	155,397	ENTERTAINME	Barclays Bank	1/12/2018	697
Pay	155,300	PERSIMMON PLC	Barclays Bank	1/12/2018	(12,254)
Pay	332,737	PERSIMMON PLC	Barclays Bank	1/12/2018	(28,370)
		POLYMETAL
Pay	138,880	INTERNATIONAL PLC	Barclays Bank	1/12/2018	(11,610)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		RHEINMETALL AG
Pay	239,512	NPV	Barclays Bank	1/12/2018	3,680
Pay	71,796	SAINSBURY (J) PLC	Barclays Bank	1/12/2018	(160)
Pay	458	SAINSBURY (J) PLC	Barclays Bank	1/12/2018	6
Pay	6,987	SAINSBURY (J) PLC	Barclays Bank	1/12/2018	39
Pay	44,132	SAINSBURY (J) PLC	Barclays Bank	1/12/2018	648
Pay	94,530	SAINSBURY (J) PLC	Barclays Bank	1/12/2018	(494)
Pay	405,372	SAINSBURY (J) PLC	Barclays Bank	1/12/2018	(1,312)
Pay	1,060,651	SCHRODERS PLC	Barclays Bank	1/12/2018	(106,668)
Pay	99,667	SSE PLC	Barclays Bank	1/12/2018	1,137
		STXE 600
		AUTO&PARTS EUR
Pay	1,206,456	PR	Barclays Bank	1/12/2018	64,450
		STXE 600
Pay	135,009 I	NDUGD&SER EUR PR	Barclays Bank	1/12/2018	929
		STXE 600
Pay	126,979	INDUGD&SER EUR PR	Barclays Bank	1/12/2018	4,454
		STXE 600
Pay	1,096,067	INDUGD&SER EUR PR	Barclays Bank	1/12/2018	30,294
		LAND SECURITIES	JP Morgan Chase
Receive	67,686	GROUP PLC	Bank	11/7/2017	(395)
		LAND SECURITIES	JP Morgan Chase
Receive	67,420	GROUP PLC	Bank	11/7/2017	(57)
		LAND SECURITIES	JP Morgan Chase
Receive	313,525	GROUP PLC	Bank	11/7/2017	(7,304)
			JP Morgan Chase
Receive	316,775	BIFFA GROUP LTD	Bank	11/7/2017	68,589
		CERVED
		INFORMATION	JP Morgan Chase
Receive	61,643	SOLUTIONS	Bank	11/7/2017	673
		CERVED
		INFORMATION	JP Morgan Chase
Receive	937,518	SOLUTIONS	Bank	11/7/2017	13,997
		CERVED
		INFORMATION	JP Morgan Chase
Receive	36,363	SOLUTIONS	Bank	11/7/2017	569
		CERVED
		INFORMATION	JP Morgan Chase
Receive	18,802	SOLUTIONS	Bank	11/7/2017	468
		CERVED
		INFORMATION	JP Morgan Chase
Receive	4,022	SOLUTIONS	Bank	11/7/2017	84
		CERVED
		INFORMATION	JP Morgan Chase
Receive	24,020	SOLUTIONS	Bank	11/7/2017	607
		CERVED
		INFORMATION	JP Morgan Chase
Receive	25,270	SOLUTIONS	Bank	11/7/2017	275
		CERVED
		INFORMATION	JP Morgan Chase
Receive	77,178	SOLUTIONS	Bank	11/7/2017	816

OTC Total Return Swaps (continued)

						Unrealized
Pay/	Notional	Reference				Appreciation
Receive	Amount ($)	Entity		Counterparty	Expiration	(Depreciation) ($)
		CERVED
		INFORMATION		JP Morgan Chase
Receive	43,014	SOLUTIONS		Bank	11/7/2017	1,355
		ELECTRA PRIVATE		JP Morgan Chase
Receive	1,091,479	EQUITY ORD		Bank	11/7/2017	(553,406)
		GESTEVISION		JP Morgan Chase
Receive	2,704	TELECINCO SA		Bank	11/7/2017	14
		GESTEVISION		JP Morgan Chase
Receive	4,220	TELECINCO SA		Bank	11/7/2017	(129)
		GESTEVISION		JP Morgan Chase
Receive	5,506	TELECINCO SA		Bank	11/7/2017	(214)
		LAND SECURITIES		JP Morgan Chase
Receive	244,684	GROUP PLC		Bank	11/7/2017	(14,028)
		MARWYN VALUE		JP Morgan Chase
Receive	134,159	INVESTORS LTD		Bank	11/7/2017	1,630
				JP Morgan Chase
Receive	105,527	NATIONAL GRID		Bank	11/7/2017	(1,869)
				JP Morgan Chase
Receive	105,869	NATIONAL GRID ORD		Bank	11/7/2017	(1,879)
		ROYAL DUTCH SHELL		JP Morgan Chase
Receive	950,346	PLC A SHARES		Bank	11/7/2017	25,675
				JP Morgan Chase
Receive	324,515	RSA INS GROUP PLC		Bank	11/7/2017	25,224
				JP Morgan Chase
Receive	29,694	RSA INS GROUP PLC		Bank	11/7/2017	289
				JP Morgan Chase
Receive	346,949	SHANKS GROUP PLC		Bank	11/7/2017	16,742
				JP Morgan Chase
Receive	468,815	SPIE SA - W/I		Bank	11/7/2017	(32,741)
				JP Morgan Chase
Receive	192,567	SSP GROUP LTD-WI		Bank	11/7/2017	14,830
				JP Morgan Chase
Receive	46,482	SSP GROUP LTD-WI		Bank	11/7/2017	1,853
				JP Morgan Chase
Receive	18,888	SSP GROUP LTD-WI		Bank	11/7/2017	1,866
				JP Morgan Chase
Receive	279,166	WOLSELEY PLC		Bank	11/7/2017	(37,617)
				JP Morgan Chase
Pay	323,447 3I	GROUP ORDINARY		Bank	11/7/2017	(1,602)
		BARCLAYS PLC, ORD		JP Morgan Chase
Pay	257,490	25	P	Bank	11/7/2017	2,256
		BARCLAYS PLC, ORD		JP Morgan Chase
Pay	96,533	25	P	Bank	11/7/2017	1,481
				JP Morgan Chase
Pay	50,880	EASYJET PLC		Bank	11/7/2017	2,715
				JP Morgan Chase
Pay	50,374	EASYJET PLC		Bank	11/7/2017	2,048
				JP Morgan Chase
Pay	57,505	ESTX BANKS EUR PR		Bank	11/7/2017	(4,392)
				JP Morgan Chase
Pay	94,865	ESTX BANKS EUR PR		Bank	11/7/2017	(5,738)
				JP Morgan Chase
Pay	186,901	ESTX BANKS EUR PR		Bank	11/7/2017	(7,901)
		ESTX CHEMICALS		JP Morgan Chase
Pay	49,917	EUR PR		Bank	11/7/2017	2,076

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		ESTX CHEMICALS	JP Morgan Chase
Pay	520,760	EUR PR	Bank	11/7/2017	41,372
			JP Morgan Chase
Pay	200,029	ESTX MEDIA EUR PR	Bank	11/7/2017	12,474
		ESTX PER&HOUGDS	JP Morgan Chase
Pay	60,032	EUR PR	Bank	11/7/2017	231
		ESTX PER&HOUGDS	JP Morgan Chase
Pay	719,461	EUR PR	Bank	11/7/2017	34,155
		ESTX PER&HOUGDS	JP Morgan Chase
Pay	118,256	EUR PR	Bank	11/7/2017	(1,688)
		ESTX PER&HOUGDS	JP Morgan Chase
Pay	59,175	EUR PR	Bank	11/7/2017	185
		ESTX PER&HOUGDS	JP Morgan Chase
Pay	203,063	EUR PR	Bank	11/7/2017	4,889
		ESTX PER&HOUGDS	JP Morgan Chase
Pay	40,231	EUR PR	Bank	11/7/2017	(237)
			JP Morgan Chase
Pay	273,836	FTSE 350 REITS	Bank	11/7/2017	2,489
			JP Morgan Chase
Pay	3,159,629	GRIFOLS SA	Bank	11/7/2017	355,183
		RECKITT BENCKISER	JP Morgan Chase
Pay	107,354	PLC	Bank	11/7/2017	9,512
		RECKITT BENCKISER	JP Morgan Chase
Pay	155,347	PLC	Bank	11/7/2017	15,859
		RECKITT BENCKISER	JP Morgan Chase
Pay	55,106	PLC	Bank	11/7/2017	2,996
		ROYAL DUTCH SHELL	JP Morgan Chase
Pay	931,927	PLC B SHS	Bank	11/7/2017	(6,896)
		STXE 600
		FOOD&BEVRG EUR	JP Morgan Chase
Pay	234,197	PR	Bank	11/7/2017	1,631
		STXE 600
		HEALTHCARE EUR	JP Morgan Chase
Pay	146,082	PR	Bank	11/7/2017	9,304
		STXE 600
		HEALTHCARE EUR	JP Morgan Chase
Pay	290,880	PR	Bank	11/7/2017	11,932
		STXE 600
		HEALTHCARE EUR	JP Morgan Chase
Pay	488,114	PR	Bank	11/7/2017	44,294
		STXE 600
		HEALTHCARE EUR	JP Morgan Chase
Pay	41,481	PR	Bank	11/7/2017	1,236
		STXE 600	JP Morgan Chase
Pay	137,304	INDUGD&SER EUR PR	Bank	11/7/2017	7,164
		A P MOLLER-MAERSK	Morgan Stanley
Receive	548,210	AS	Capital Services	6/27/2018	(2,089)
		A P MOLLER-MAERSK	Morgan Stanley
Receive	408,578	AS	Capital Services	6/27/2018	2,666
		A P MOLLER-MAERSK	Morgan Stanley
Receive	557,579	AS	Capital Services	6/27/2018	5,155
		A P MOLLER-MAERSK	Morgan Stanley
Receive	351,194	AS	Capital Services	6/27/2018	3,064
		ANHEUSER-BUSCH	Morgan Stanley
Receive	478,614	INBEV SA/NV	Capital Services	6/27/2018	(1,378)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		BANCO COMERCIAL	Morgan Stanley
Receive	25,066	PORTUGUES-R	Capital Services	6/27/2018	(1,112)
		BANCO COMERCIAL	Morgan Stanley
Receive	13,478	PORTUGUES-R	Capital Services	6/27/2018	(578)
		BANCO COMERCIAL	Morgan Stanley
Receive	194,865	PORTUGUES-R	Capital Services	6/27/2018	5,082
		BANCO COMERCIAL	Morgan Stanley
Receive	6,571	PORTUGUES-R	Capital Services	6/27/2018	(253)
		BANCO COMERCIAL	Morgan Stanley
Receive	13,216	PORTUGUES-R	Capital Services	6/27/2018	(523)
		BANCO DE SABADELL	Morgan Stanley
Receive	600,386	SA	Capital Services	6/27/2018	65,631
		CIE FINANCIERE	Morgan Stanley
Receive	52,170	RICHEMON	Capital Services	6/27/2018	1,443
		CIE FINANCIERE	Morgan Stanley
Receive	130,731	RICHEMON	Capital Services	6/27/2018	2,867
		DEUTSCHE POST AG	Morgan Stanley
Receive	120,846	NPV	Capital Services	6/27/2018	(2,263)
		DEUTSCHE POST AG	Morgan Stanley
Receive	57,948	NPV	Capital Services	6/27/2018	(26)
		DEUTSCHE POST AG	Morgan Stanley
Receive	77,164	NPV	Capital Services	6/27/2018	(3,553)
		ERSTE GROUP BANK	Morgan Stanley
Receive	317,137	AG NPV	Capital Services	6/27/2018	39,273
		ERSTE GROUP BANK	Morgan Stanley
Receive	16,588	AG NPV	Capital Services	6/27/2018	67
		ERSTE GROUP BANK	Morgan Stanley
Receive	53,350	AG NPV	Capital Services	6/27/2018	280
		ESSILOR	Morgan Stanley
Receive	320,170	INTERNATIONAL	Capital Services	6/27/2018	(36,311)
			Morgan Stanley
Receive	361,100	FINECOBANK SPA	Capital Services	6/27/2018	36,281
		HENKEL AG &CO	Morgan Stanley
Receive	790,644	KGAA NPV(BR)	Capital Services	6/27/2018	(36,746)
			Morgan Stanley
Receive	561,000	KLEPIERRE	Capital Services	6/27/2018	(53,703)
		KONINKLIJKE DSM	Morgan Stanley
Receive	21,980	NV	Capital Services	6/27/2018	(543)
		KONINKLIJKE DSM	Morgan Stanley
Receive	21,970	NV	Capital Services	6/27/2018	(531)
		KONINKLIJKE DSM	Morgan Stanley
Receive	573,070	NV	Capital Services	6/27/2018	(37,780)
			Morgan Stanley
Receive	55,257	LANXESS AG NPV	Capital Services	6/27/2018	(3,337)
			Morgan Stanley
Receive	352,905	LANXESS AG NPV	Capital Services	6/27/2018	(12,423)
			Morgan Stanley
Receive	475,602	LINDE AG	Capital Services	6/27/2018	(29,189)
			Morgan Stanley
Receive	54,893	LINDE AG	Capital Services	6/27/2018	(4,072)
			Morgan Stanley
Receive	30,097	MONCLER SPA	Capital Services	6/27/2018	2,987
			Morgan Stanley
Receive	105,113	MONCLER SPA	Capital Services	6/27/2018	8,103
			Morgan Stanley
Receive	70,875	MONCLER SPA	Capital Services	6/27/2018	5,235

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
			Morgan Stanley
Receive	28,157	MONCLER SPA	Capital Services	6/27/2018	2,946
			Morgan Stanley
Receive	157,916	MONCLER SPA	Capital Services	6/27/2018	11,917
			Morgan Stanley
Receive	18,761	MONCLER SPA	Capital Services	6/27/2018	1,868
		PROSIEBEN SAT.1	Morgan Stanley
Receive	142,728	MEDIA AG-REG	Capital Services	6/27/2018	(16,686)
		RANDSTAD HOLDING	Morgan Stanley
Receive	101,422	NV	Capital Services	6/27/2018	(629)
		RANDSTAD HOLDING	Morgan Stanley
Receive	20,109	NV	Capital Services	6/27/2018	(87)
		RANDSTAD HOLDING	Morgan Stanley
Receive	180,677	NV	Capital Services	6/27/2018	844
		RANDSTAD HOLDING	Morgan Stanley
Receive	54,178	NV	Capital Services	6/27/2018	2,250
		ROCHE HOLDING AG -
		GENUSSCHEIN, NIL	Morgan Stanley
Receive	402,720	PAR VALUE	Capital Services	6/27/2018	(11,221)
		ROCHE HOLDING AG -
		GENUSSCHEIN, NIL	Morgan Stanley
Receive	103,069	PAR VALUE	Capital Services	6/27/2018	(2,489)
		TELECOM ITALIA SPA	Morgan Stanley
Receive	925,897	-RNC	Capital Services	6/27/2018	84,267
		THE SWATCH GROUP	Morgan Stanley
Receive	94,525	AG -B SHARES -BR	Capital Services	6/27/2018	7,065
		THE SWATCH GROUP	Morgan Stanley
Receive	195,510	AG -B SHARES -BR	Capital Services	6/27/2018	9,038
			Morgan Stanley
Pay	21,878	ADECCO SA-REG	Capital Services	6/27/2018	(122)
			Morgan Stanley
Pay	64,658	ADECCO SA-REG	Capital Services	6/27/2018	(1,833)
			Morgan Stanley
Pay	110,370	ADECCO SA-REG	Capital Services	6/27/2018	(511)
			Morgan Stanley
Pay	338,737	AIR LIQUIDE SA	Capital Services	6/27/2018	28,014
		AZIMUT HOLDING	Morgan Stanley
Pay	23,741	SPA	Capital Services	6/27/2018	(1,673)
		AZIMUT HOLDING	Morgan Stanley
Pay	19,854	SPA	Capital Services	6/27/2018	(1,409)
		AZIMUT HOLDING	Morgan Stanley
Pay	44,316	SPA	Capital Services	6/27/2018	(2,722)
			Morgan Stanley
Pay	4,770	BANKIA	Capital Services	6/27/2018	146
			Morgan Stanley
Pay	16,986	BANKIA	Capital Services	6/27/2018	651
			Morgan Stanley
Pay	8,591	BANKIA	Capital Services	6/27/2018	269
			Morgan Stanley
Pay	11,075	BANKIA	Capital Services	6/27/2018	290
			Morgan Stanley
Pay	33,616	BANKIA	Capital Services	6/27/2018	4
			Morgan Stanley
Pay	113,714	BANKIA	Capital Services	6/27/2018	(8,501)
			Morgan Stanley
Pay	82,742	BANKIA	Capital Services	6/27/2018	6,698

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
			Morgan Stanley
Pay	24,151	BANKIA	Capital Services	6/27/2018	18
			Morgan Stanley
Pay	5,724	BANKIA	Capital Services	6/27/2018	176
			Morgan Stanley
Pay	161,505	BANKINTER SA	Capital Services	6/27/2018	(5,509)
			Morgan Stanley
Pay	90,070	BRENNTAG AG	Capital Services	6/27/2018	4,452
			Morgan Stanley
Pay	5,866	CAIXABANK S.A	Capital Services	6/27/2018	(349)
			Morgan Stanley
Pay	3,905	CAIXABANK S.A	Capital Services	6/27/2018	(239)
			Morgan Stanley
Pay	3,255	CAIXABANK S.A	Capital Services	6/27/2018	(198)
			Morgan Stanley
Pay	404,240	CAIXABANK S.A	Capital Services	6/27/2018	(40,089)
		CHR HANSEN	Morgan Stanley
Pay	671,300	HOLDING A/S	Capital Services	6/27/2018	(3,498)
		DEUTSCHE BANK AG	Morgan Stanley
Pay	69,341	REG	Capital Services	6/27/2018	7,087
		DEUTSCHE BANK AG	Morgan Stanley
Pay	20,651	REG	Capital Services	6/27/2018	2,080
			Morgan Stanley
Pay	87,898	GALP ENERGIA	Capital Services	6/27/2018	(3,669)
			Morgan Stanley
Pay	11,069	GLANBIA PLC	Capital Services	6/27/2018	(190)
			Morgan Stanley
Pay	78,317	GLANBIA PLC	Capital Services	6/27/2018	(3,179)
		HENKEL AG &CO	Morgan Stanley
Pay	778,225	KGAA	Capital Services	6/27/2018	51,478
		KUEHNE &NAGEL	Morgan Stanley
Pay	118,773	INTL AG-REG	Capital Services	6/27/2018	(7,280)
		LINDT &SPRUENGLI	Morgan Stanley
Pay	132,595	AG	Capital Services	6/27/2018	6,164
		PANALPINA
		WELTTRANSPORT -	Morgan Stanley
Pay	92,745	REG	Capital Services	6/27/2018	8,867
			Morgan Stanley
Pay	112,646	POSTE ITALIA	Capital Services	6/27/2018	(4,443)
			Morgan Stanley
Pay	88,435	TELECOM ITALIA SPA	Capital Services	6/27/2018	(10,569)
			Morgan Stanley
Pay	117,014	TELECOM ITALIA SPA	Capital Services	6/27/2018	(10,894)
			Morgan Stanley
Pay	31,285	TELECOM ITALIA SPA	Capital Services	6/27/2018	(3,270)
			Morgan Stanley
Pay	124,076	TELECOM ITALIA SPA	Capital Services	6/27/2018	(15,652)
			Morgan Stanley
Pay	240,091	TELECOM ITALIA SPA	Capital Services	6/27/2018	(22,771)
			Morgan Stanley
Pay	114,489	TELECOM ITALIA SPA	Capital Services	6/27/2018	(13,346)
			Morgan Stanley
Pay	18,688	TELEFONICA SA	Capital Services	6/27/2018	(83)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
			Morgan Stanley
Pay	100,424	TELEFONICA SA	Capital Services	6/27/2018	(3,355)
		UNIBAIL-RODAMCO	Morgan Stanley
Pay	232,450	SE	Capital Services	6/28/2018	24,952

Gross Unrealized Appreciation					2,882,755
Gross Unrealized Depreciation					(2,185,843)

See notes to financial statements.

Centrally Cleared Credit Default Swaps

		(Pay)			Upfront
		Receive			Premiums	Unrealized
Reference	Notional	Fixed	Implied Credit	Market	Received	Appreciation
Obligation ($)†	Amount($)[1]	Rate (%)	Spread(%)[2]	Value ($)	(Paid) ($)	(Depreciation) ($)
Sales Contracts:[3]
Bank of America
Markit iTraxx Euro
Crossover Index
Series 27
6/20/2022††	960,000	5.00	233.50	143,295	108,366	34,929
Markit iTraxx Euro
Crossover Index
Series 27
6/20/2022††	800,000	5.00	233.50	119,413	102,944	16,469
Barclays Bank
Sky PLC
12/20/2021††	700,000	1.00	53.00	18,122	2,628	15,494
Markit iTraxx
Europe Sub Fin.
6/20/2022††	550,000	1.00	116.00	(4,197)	(8,958)	4,761
BNP Paribas
Markit CDX
Emerging
Markets Series
29
6/20/2022††	1,030,000	5.00	320.13	84,804	76,226	8,578
iTraxx Europe Series
27
6/20/2022††	3,100,000	1.00	52.25	89,365	73,295	16,070
Citigroup

Centrally Cleared Credit Default Swaps (continued)

		(Pay)			Upfront
		Receive			Premiums	Unrealized
Reference	Notional	Fixed	Implied Credit	Market	Received	Appreciation
Obligation ($)†	Amount($)[1]	Rate (%)	Spread(%)[2]	Value ($)	(Paid) ($)	(Depreciation) ($)
Sales Contracts:[3] (continued)
Citigroup (continued)
Markit iTraxx
Europe Index
Series 27
6/20/2022††	6,400,000	1.00	52.25	184,497	80,069	104,428
Markit CDX
Emerging
Markets Series
28
6/20/2022††	3,500,000	1.00	57.00	73,849	62,717	11,132
Markit CDX
Emerging
Markets Series
28
6/20/2022††	3,500,000	1.00	57.00	73,849	62,717	11,132
iTraxx Europe Series
27
6/20/2022††	3,100,000	1.00	52.25	89,364	78,601	10,763
Credit Suisse International
iTraxx Europe Series
27
6/20/2022††	1,300,000	1.00	52.25	37,476	24,640	12,836
Markit CDX
Emerging
Markets Series
28
6/20/2022††	700,000	5.00	320.13	57,633	52,303	5,330
Deutsche Bank
Markit CDX
Emerging
Markets Series
28
6/20/2022††	1,700,000	5.00	320.13	139,967	128,234	11,733
Goldman Sachs International
Markit iTraxx
Europe Index
Series 26
12/20/2021††	3,300,000	1.00	45.70	97,587	38,430	59,157
iTraxx Europe Series
27
6/20/2022††	760,000	1.00	52.25	21,910	17,429	4,481

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

		(Pay)			Upfront
		Receive			Premiums	Unrealized
Reference	Notional	Fixed	Implied Credit	Market	Received	Appreciation
Obligation ($)†	Amount($)[1]	Rate (%)	Spread(%)[2]	Value ($)	(Paid) ($)	(Depreciation) ($)
Sales Contracts:[3] (continued)
Goldman Sachs International (continued)
Markit CDX
Emerging
Markets Series
28
6/20/2022††	6,900,000	1.00	57.00	145,588	124,860	20,728
Markit CDX
Emerging
Markets Series
28
6/20/2022††	2,760,000	1.00	57.00	58,235	54,122	4,113
HSBC
Markit iTraxx Euro
Crossover Index
Series 27
6/20/2022††	730,000	5.00	233.50	108,941	95,008	13,933
Markit iTraxx Euro
Crossover Index
Series 27
6/20/2022††	730,000	5.00	233.50	108,944	96,286	12,658
JP Morgan Chase Bank
Kroger Co.
6/20/2022††	900,000	1.00	86.25	6,799	(792)	7,591
Societe Generale
Markit CDX North
America High
Yield Index
Series 28
6/20/2022††	700,000	5.00	320.13	57,633	45,091	12,542
Purchased Contracts: [4]
Bank of America
Markit CDX
Emerging
Markets Series
28
6/20/2022††	1,030,000	1.00	57.00	(21,732)	(17,588)	(4,144)
Best Buy Co.
6/20/2022††	920,000	5.00	131.80	(161,528)	(148,991)	(12,537)
Markit iTraxx Euro
Series 27
6/20/2022††	3,200,000	1.00	52.25	(92,249)	(70,635)	(21,614)
Barclays Bank

Centrally Cleared Credit Default Swaps (continued)

		(Pay)			Upfront
		Receive			Premiums	Unrealized
Reference	Notional	Fixed	Implied Credit	Market	Received	Appreciation
Obligation ($)†	Amount($)[1]	Rate (%)	Spread(%)[2]	Value ($)	(Paid) ($)	(Depreciation) ($)
Purchased Contracts: [4] (continued)
Barclays Bank (continued)
Pernod Ricard SA
6/20/2022††	550,000	1.00	42.58	(19,100)	(15,200)	(3,900)
Pernod Ricard SA
6/20/2022††	280,000	1.00	42.58	(9,724)	(7,807)	(1,917)
Pernod Ricard SA
6/20/2022††	220,000	1.00	42.58	(7,640)	(6,322)	(1,318)
Markit iTraxx
Europe SNR Fin.
6/20/2022††	1,000,000	1.00	50.00	(30,139)	(26,920)	(3,219)
Markit CDX
Emerging
Markets Series
27
6/20/2022††	2,700,000	1.00	189.73	104,985	110,854	(5,869)
BNP Paribas
Vodafone Group PLC
12/20/2021††	730,000	1.00	51.74	(19,401)	(5,516)	(13,885)
Citigroup
Markit iTraxx Euro
Series 27
6/20/2027††	1,800,000	1.00	95.40	(11,436)	16,938	(28,374)
Markit iTraxx Euro
Series 28
6/20/2022††	960,000	1.00	52.25	(27,674)	(16,824)	(10,850)
Markit iTraxx Euro
Series 27
6/20/2022††	3,100,000	1.00	52.25	(89,365)	(62,978)	(26,387)
Markit CDX
Emerging
Markets Series
28
6/20/2022††	3,500,000	1.00	57.00	(73,849)	(63,678)	(10,171)
Engie SA
6/20/2022††	1,000,000	1.00	40.83	(35,741)	(29,845)	(5,896)
Markit CDX
Emerging
Markets Series
28
6/20/2022††	700,000	5.00	320.13	(57,634)	(46,104)	(11,530)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

		(Pay)			Upfront
		Receive			Premiums	Unrealized
Reference	Notional	Fixed	Implied Credit	Market	Received	Appreciation
Obligation ($)†	Amount($)[1]	Rate (%)	Spread(%)[2]	Value ($)	(Paid) ($)	(Depreciation) ($)
Purchased Contracts: [4] (continued)
Citigroup (continued)
Markit CDX
Emerging
Markets Series
28
6/20/2022††	700,000	5.00	320.13	(57,634)	(46,104)	(11,530)
IBM Corp.
6/20/2022††	1,100,000	1.00	37.27	(33,711)	(33,449)	(262)
Credit Suisse International
CNH Industrial
Finance Europe
SA
12/20/2021††	200,000	5.00	78.32	(45,099)	(25,498)	(19,601)
CNH Industrial
Finance Europe
SA
12/20/2021††	400,000	5.00	78.32	(90,198)	(50,994)	(39,204)
CNH Industrial
Finance Europe
SA
12/20/2021††	200,000	5.00	78.32	(45,099)	(25,387)	(19,712)
Vivendi SA
6/20/2022††	300,000	1.00	51.20	(8,896)	(4,449)	(4,447)
Vivendi SA
6/20/2022††	300,000	1.00	51.20	(8,896)	(4,557)	(4,339)
Markit iTraxx
Europe Index
Series 26
6/20/2022††	800,000	1.00	81.63	(9,607)	32,212	(41,819)
Markit CDX North
America
Investment
Grade Index
Series 28
6/20/2022††	3,500,000	1.00	57.00	(73,850)	(51,691)	(22,159)
Markit iTraxx Euro
Crossover Index
Series 27
6/20/2022††	800,000	5.00	233.50	(119,413)	(76,671)	(42,742)
Goldman Sachs International

Centrally Cleared Credit Default Swaps (continued)

		(Pay)			Upfront
		Receive			Premiums	Unrealized
Reference	Notional	Fixed	Implied Credit	Market	Received	Appreciation
Obligation ($)†	Amount($)[1]	Rate (%)	Spread(%)[2]	Value ($)	(Paid) ($)	(Depreciation) ($)
Purchased Contracts: [4] (continued)
Goldman Sachs International (continued)
Cooperatieve
Rabobank UA
6/20/2022††	1,100,000	1.00	28.06	(47,571)	(16,230)	(31,341)
Verizon
Communications
Inc.
6/20/2022††	1,100,000	1.00	68.60	(17,341)	(10,976)	(6,365)
Markit iTraxx
Europe Index
Series 26
12/20/2019††	3,300,000	1.00	21.20	(79,126)	(45,505)	(33,621)
Royal Bank of
Scotland PLC
6/20/2022††	1,000,000	1.00	49.36	(30,674)	(15,249)	(15,425)
Markit CDX
Emerging
Markets Series
28
6/20/2020††	11,700,000	1.00	27.75	(253,667)	(232,566)	(21,101)
Markit iTraxx Euro
Crossover Index
Series 27
6/20/2022††	730,000	5.00	233.50	(108,942)	(93,142)	(15,800)
Markit iTraxx Euro
Crossover Index
Series 27
6/20/2022††	730,000	5.00	233.50	(108,942)	(92,549)	(16,393)
JP Morgan Chase Bank
Markit iTraxx Euro
Series 27
6/20/2022††	760,000	1.00	52.25	(21,896)	(19,887)	(2,009)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

		(Pay)			Upfront
		Receive			Premiums	Unrealized
Reference	Notional	Fixed	Implied Credit	Market	Received	Appreciation
Obligation ($)†	Amount($)[1]	Rate (%)	Spread(%)[2]	Value ($)	(Paid) ($)	(Depreciation) ($)
Purchased Contracts: [4] (continued)
Societe Generale
Markit iTraxx Euro
Crossover Index
Series 27
6/20/2022††	1,500,000	5.00	233.50	(223,729)	(207,424)	(16,305)
Gross Unrealized Appreciation						398,858
Gross Unrealized Depreciation						(525,786)

† Clearing House-Chicago Mercantile Exchange
Expiration Date

1

The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2

Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.

The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted”, indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

3

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

4

If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written

NOTES

option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

NOTES

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at July 31, 2017 are set forth in the Statement of Swap Agreements: GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a

NOTES

payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2017, accumulated net unrealized appreciation on investments was $4,648,807, consisting of $6,608,898 gross unrealized appreciation and $1,960,091 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 19, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)